Other non-operating expenses - Additional Information (Detail) ¥ in Thousands, $ in Thousands			12 Months Ended
	Aug. 11, 2025 USD ($)	Jul. 03, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)
Other Nonoperating Income And Expense [Abstract]
Litigation settlement, fee expense	$ 1,985	$ 1,985	$ 1,985	¥ 14,254
Payments for legal settlements			$ 1,985